Note11 - Segment Reporting: Two Reportable Segments (Tables)	6 Months Ended
Jun. 30, 2013
Tables/Schedules
Two Reportable Segments

For the six months ended June 30, 2013

	Revenues	Segment operating earnings	Depreciation depletion and amortization

Oil and gas	$85,885	$6,794	$18,158
Manufacturing *	194,490	18,865	4,131
	$280,375	$25,659	$22,289